Fair value measurement - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,464,244	€ 1,505,536	€ 1,494,940
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	19,892	23,810	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	998,830	1,035,698	866,285
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	445,522	446,028	628,655
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	215,965	193,395	212,903
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	21,483	14,138	13,192
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,226,796	1,298,003	1,268,845
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	21,483	14,138	13,192
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	21,483	14,138	13,192
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	21,483	14,138	13,192
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	306,178	471,646	558,722
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	306,178	471,646	558,722
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	306,178	471,646	558,722
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	246,470	157,292	106,029
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	246,470	157,292	106,029
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	246,470	157,292	106,029
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	187,361	167,387	220,968
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	187,326	159,411	0
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	35	7,976	220,968
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	187,326	159,411	212,903
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	35	7,976	8,065
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,639	33,984
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	19,892	23,810
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	8,747	10,174
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	28,639	33,984
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	228,626	223,037	188,342
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	228,626	223,037	188,342
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	228,626	223,037	188,342
Lease Liabilities – Current/Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	445,487	438,052	407,687
Lease Liabilities – Current/Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Lease Liabilities – Current/Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Lease Liabilities – Current/Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	445,487	438,052	407,687
Lease Liabilities – Current/Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Lease Liabilities – Current/Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0	0
Lease Liabilities – Current/Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 445,487	€ 438,052	€ 407,687